
        As filed with the Securities and Exchange Commission on October 16, 2009

                                            1933 Act Registration No. 333-139960

                                             1940 Act Registration No. 811-08557

                                                              CIK No. 0001048607

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 3

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 113

             Lincoln Life Flexible Premium Variable Life Account M

                           (Exact Name of Registrant)

                               Lincoln VULone2007

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                           (Exact Name of Depositor)

                           1300 South Clinton Street

                           Fort Wayne, Indiana 46802

              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire

                  The Lincoln National Life Insurance Company

                           1300 South Clinton Street

                            Ft. Wayne, Indiana 46802

                    (Name and Address of Agent for Service)

                                    Copy To:

                                John L. Reizian

                  The Lincoln National Life Insurance Company

                               350 Church Street

                               Hartford, CT 06103

            Approximate Date of Proposed Public Offering: Continuous

                     Title of Securities being registered:

  Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration

                 Statement has been registered pursuant to

Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the

Registrant for the fiscal year ending

December 31, 2008 was filed March 13, 2009.

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b)

/ / on October 16, 2009 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/x/ on December 11, 2009 pursuant to paragraph (a)(1) of Rule 485.

/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be

October 22, 2009.

The Prospectus and Statement of Additional Information as submitted with Post-Effective Amendment No. 2 to Registration Statement on Form N-6 filed on April 1, 2009 (File No. 333-139960), are incorporated herein by reference.

The consolidated financials statements of The Lincoln National Life Insurance Company and the financial statements of Lincoln Life Flexible Premium Variable Life Account M will be filed by amendment.

The Lincoln National Life Insurance Company:

Lincoln Life Flexible Premium Variable Life Account M

Supplement Dated October       , 2009

To the Product Prospectuses dated May 1, 2009 for:

Lincoln VULONE2007

This Supplement outlines changes to the prospectus for Lincoln VULONE2007 that will be applicable to policies issued on or after                           , 2010, subject to state availability.  These changes apply only to new purchasers of the policy and not to current owners and are not optional.

Overview of the changes:

In the prospectus, under “POLICY SUMMARY”, the provision with respect to Charges and Fees:

1.               The Surrender Charge shown for a Representative Insured shown in the Surrender Charge section of “Table I: Transaction Fees” has been changed.  The Surrender Charge for the male Representative Insured has been changed from “$30.27 per $1000 of specified amount” to “$31.10 per $1000 of specified amount.”  The Surrender Charge for the female Representative Insured has been removed.

2.               The Cost of Insurance charge shown for a Representative Insured shown in the Cost of Insurance section of “Table II: Periodic Charges Other Than Fund Operating Expenses” has been changed.  The Cost of Insurance charge for the male Representative Insured has been changed from “$0.19 per month per $1000 of Net Amount at Risk” to “$0.20 per month per $1000 of Net Amount at Risk.”  The Cost of Insurance charge for the female Representative Insured has been removed.

3.              The Fixed Account Asset Charge section of “Table II: Periodic Charges Other than Fund Operating Expenses” has been removed.

4.               The charge shown in the Administrative Fee section of “Table II: Periodic Charges Other Than Fund Operating Expenses” for a Representative Insured has been changed.   The charge for a male Representative Insured has been changed from “$0.24 per month per $1000 of specified amount” to “$0.13 per month per $1000 of specified amount.” The charge for a female Representative Insured has been removed.

5.               The Policy Loan Interest Charge section of “Table II: Periodic Charges Other Than Fund Operating Expenses” and the corresponding footnote have been changed.  The charge has been changed from “5.0% annually of the amount held in the loan account” to “4.0% annually of the amount held in the loan account.”

6.               The charge with respect to Accelerated Benefit Up to Surrender Value shown in the Interest on Accelerated Benefit Lien section of “Table II: Periodic Charges Other Than Fund Operating Expenses” and the corresponding footnote have been changed.  The charge has been changed from “5.0% annually of amount of

Accelerated Benefit up to Surrender Value” to “4.0% annually of amount of Accelerated Benefit up to Surrender Value.”

The changes noted above have resulted in changes in the numerical values in some of the representative calculations and tables included in the prospectus, dated May 1, 2009.  The tables, calculations and the sentences in which these numerical changes occur are set out below.

Please refer to the May 1, 2009 prospectus for a discussion of all other provisions of your policy that are not discussed in this supplement.

This supplement is for informational purposes and requires no action on your part.  Please also note that certain terms used in this supplement are defined within the sentences where they appear, in the relevant provisions of the prospectus or in the prospectus Glossary.

The prospectus dated May 1, 2009 is being amended as follows (in order of how these respective sections appear in the prospectus):

Changes to “Charges and Fees” (under “POLICY SUMMARY”, sub-section “Charges and Fees”):

The following replaces when the surrender charge is deducted and the “Charge for a Representative Insured” under the Surrender Charge section of Table I: Transaction Fees:

Charge	When Charge is Deducted	Amount Deducted
Surrender Charge*(2)
Charge for a Representative Insured

Upon a full surrender of your policy, the Surrender Charge will be deducted for up to 15 years from the Policy Date for the Initial Specified Amount and for up to 15 years from the effective date for each increase in specified amount. Upon a reduction in Specified Amount, the Surrender Charge will be deducted for up to 10 years from the Policy Date for the Initial Specified Amount and for up to 10 years from the effective date for each increase in specified amount.

For a male, age 45, standard non-tobacco, in year one the maximum Surrender Charge is $31.10 per $1,000 of specified amount.

* These charges and costs vary based on individual characteristics. The charges and costs shown in the table may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from you financial advisor.

(2) You may request one or more Partial Surrenders totaling 90% of your policy’s Surrender Value without the imposition of a Surrender Charge. If you wish to surrender more than 90% of your policy’s Surrender Value, you must request a Full Surrender of you policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your policy.)

The following replaces the “Charge for a Representative Insured” under the Cost of Insurance section of Table II: Periodic Charges Other Than Fund Operating Expenses:

Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance*	Monthly
Charge for a Representative Insured		For a male, age 45, standard non-tobacco, in year one the guaranteed maximum monthly cost of insurance rate is $0.20 per month per $1,000 of Net Amount at Risk.

* These charges and costs vary based on individual characteristics. The charges and costs shown in the table may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from you financial advisor.

The “Fixed Account Asset Charge” section of Table II: Periodic Charges Other Than Fund Operating Expenses has been removed.

The following replaces the “Charge for a Representative Insured” under the “Administrative Fee” section of Table II: Periodic Charges Other Than Fund Operating Expenses:

Charge	When Charge is Deducted	Amount Deducted
Administrative Fee*	Monthly
Charge for a Representative Insured		For a male age 45, standard non-tobacco, the maximum additional monthly charge is $0.13 per month per $1,000 of specified amount.

* These charges and costs vary based on individual characteristics. The charges and costs shown in the table may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from you financial advisor.

The following replaces the “Policy Loan Interest” section of Table II: Periodic Charges Other Than Fund Operating Expenses:

Charge	When Charge is Deducted	Amount Deducted
Policy Loan Interest	Annually	4.0% annually of the amount held in the loan account.(2)

(2)Effective annual interest rate of 4.0% in years 1-10 and 3.0% in years 11 and later. Although deducted annually, interest accrues daily. As described in the section headed “Policy Loans”, when you request a policy loan, amounts equal to the amount of the loan you request are withdrawn from the Sub-Accounts and the Fixed Account in proportion to their respective values. Such amount is transferred to the Loan Account, which is part of the Company’s general account. Amounts in the Loan Account are credited interest at an effective annual rate guaranteed not to be less than 3.0%.

The following replaces the charge with respect to  the “Accelerated Benefit Up to Surrender Value” under the “Interest on Accelerated Benefit Lien” section of Table II: Periodic Charges Other Than Fund Operating Expenses:

Charge	When Charge is Deducted	Amount Deducted
Interest on Accelerated Benefit Lien	Annually
Accelerated Benefit Up to Surrender Value		4.0% annually of amount of Accelerated Benefit up to Surrender Value.(3)

(3)Under the Accelerated Benefits Riders, payments of benefits are considered as liens, which as described more fully in the section headed “Policy Loans”, are charged interest on amounts not exceeding the Surrender Value of the policy at an effective annual interest rate of 4.0% in years 1-10 and 3.0% in years 11 and later. To the extent the Accelerated Benefit paid exceeds the Surrender Value of the policy, the interest rate charged will vary as described in the table above and in the section headed “Policy Loans”. Although deducted annually, interest accrues daily. As described in the section headed “Policy Loans”, when the request as Accelerated Benefit, amounts equal to the amount of the Accelerated Benefit you request are withdrawn from the Sub-Accounts and the Fixed Account in proportion to their respective values. Such amount is transferred to the Loan Account, which is part of the Company’s general account. Amounts in the Loan Account are credited interest at an effective annual rate guaranteed not to be less than 3.0%.

Changes to “POLICY CHARGES AND FEES section of the prospectus:

The “Fixed Account Asset Charge” section has been removed.

The following replaces the third paragraph of the “Cost of Insurance Charge” section:

The Cost of Insurance Charge is determined monthly by dividing the death benefit at the beginning of the policy month by 1 plus .00246627 (the monthly equivalent of an effective annual rate of 3.0%), subtracting the value at the beginning of the policy month, and multiplying the result (the “Net Amount at Risk”) by the applicable cost of insurance rate as determined by the Company.

The following replaces the last two sentences of the “Policy Loan Interest” section:

The annual effective interest rate is 4.0% in years 1-10, 3.0% in years 11 and beyond. We will credit 3.0% interest on the Loan Account value in all years.

The following sentence is removed from the “Premium Reserve Rider” section under sub-section “Rider Charges”:

The rider accumulation value allocated to the premium reserve rider fixed account is subject to the fixed account asset charge not to exceed 0.50% for all policy years.

Changes to the “Riders” section under “YOUR INSURANCE POLICY”:

The following replaces the sample policy example under sub-section headed “Enhanced Surrender Value Rider”:

Sample Policy

•                  Insured: Male Standard Non-tobacco, age 45

•                  Specified amount: $1,000,000

•                  Benefit Selection Option: Not Elected

•                  Planned annual premium payment: $35,000

•                  No Indebtedness

	Without ESV Rider		With ESV Rider
End of Year	Accumulation Value	Surrender Value	Accumulation Value	Enhanced Surrender Value
1	$31,630	$1,690	$31,630	$31,630
2	$65,182	$36,432	$64,560	$64,560
3	$100,793	$73,273	$99,507	$99,507
4	$138,675	$112,415	$136,679	$136,679
5	$179,023	$154,053	$176,268	$176,268

The following replaces the sample policy example illustrating the duration of lapse protection under sub-section headed “No-Lapse Enhancement Rider”:

Sample Policy

•                  Insured: Male Standard Non-tobacco, age 45

•                  Specified amount: $1,000,000

•                  Benefit Selection Option: Not elected

•                  Planned annual premium payment: $8,000

Duration of lapse protection:

1)              if premiums are received on the planned payment date each year: 471 months; or

2)              if premiums are received 30 days after the planned payment date each year: 464 months.

The following replaces the example under sub-section headed ““Benefit Selection Option”:

The following replaces the example shown with respect to a Male, 45 Years Old, Standard Non-tobacco:

Male, 45 Year Old, Standard Non-tobacco

Benefit Selection Option	Monthly Administrative Expense Fee	No-Lapse Monthly Administrative Expense Reference Fee	Result
Election: None	$1.51 per thousand of	$3.98 per	This option offers the best no-lapse

	Specified Amount (higher)	thousand of Specified Amount (lower)	protection available. The price of the protection is reflected in the higher Monthly Administrative Expense Fee.
Election: 100%	$1.40 per thousand of Specified Amount (lower)	$4.19 per thousand of Specified Amount (higher)

This option offers the least amount of no-lapse protection. The Monthly Administrative Expense Fee is reduced in exchange. Therefore, this option allows more money to be invested in the Sub-Accounts or allocated to the Fixed Account. However, the premiums which you must pay in order to satisfy the no-lapse requirements of the rider will increase.

Changes to “Policy Values” under “PREMIUMS:

The following replaces the last sentence of the seventh paragraph:

Interest is credited daily on the Fixed Account value at the greater of a rate of 0.00809863% (equivalent to a compounded annual rate of 3.0%) or a higher rate determined by the Company.

The following replaces the last sentence of the eighth paragraph:

Interest is credited on the Loan Account at an effective annual rate of 3.0% in all years.

Changes to “POLICY LOANS” section of the prospectus:

The following replaces the last sentence of the second paragraph:

Interest on policy loans (from both the Premium Reserve Rider and the policy) accrues at an effective annual rate of 4.0% in years 1-10 and 3.0% thereafter, and is payable once a year in arrears on each policy anniversary, or earlier upon full surrender or other payment of proceeds of your policy.

The following replaces the last sentence of the third paragraph:

Lincoln Life credits interest to the loan account value (of both the Premium Reserve Rider and the Policy) at a rate of 3.0% in all years, so the net cost of your policy loan is 1.0% in years 1-10 and 0.0% thereafter.


                           PART C - OTHER INFORMATION

Item 26. EXHIBITS

1) Resolution of the Board of Directors of The Lincoln National Life Insurance

   Company and related documents authorizing establishment of the Account(2)

2) N/A

3) (a) Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc.(5), and Amendments(7)

     (b) Commission Schedule for Variable Life Policies(3)

4) (a) Policy LN696 - (10)

     (b) Accelerated Benefits Riders - Policy Form ABR 5654(10), ABR 5650(10)

     (c) Change of Insured Rider - Policy Form LR496(8)

     (d) Enhanced Surrender Value Rider - Policy Form LR541 - (10)

     (e) Estate Tax Repeal Rider - Policy Form LR511(9)

     (f) No-Lapse Enhancement Rider - Policy Form LR696 - (10)

     (g) Overloan Protection Rider - Policy Form LR540(11)

     (h) Premium Reserve Rider - Policy Form LR543 - (10)

     (i) Waiver of Monthly Deduction Benefit Rider - Policy Form LR436 and

    LR437(2)

5) (a) Application - Form LFF06399(10)

6) (a) Articles of Incorporation of The National Lincoln Life Insurance

Company(1)

     (b) Bylaws of The National Lincoln Life Insurance Company(6)

7) Form of Reinsurance Contracts(13)

8) Fund Participation Agreements, and amendments thereto, between The Lincoln

National Life Insurance Company and:

     (a) AIM Variable Insurance Funds(13)

     (b) AllianceBernstein Variable Products Series Fund, Inc. (14)

     (c) American Century Investments Variable Portfolios, Inc. (14)

     (d) American Funds Insurance Series (14)

     (e) BlackRock Variable Series Funds, Inc. (15)

     (f) Delaware VIP Trust(13)

     (g) DWS Investments VIT Funds(13)

     (h) DWS Variable Series II (16)

     (i) Fidelity Variable Insurance Products(13)

     (j) Franklin Templeton Variable Insurance Products Trust (14)

     (k) Janus Aspen Series(13)

     (l) Lincoln Variable Insurance Products Trust (14)

     (m) M Fund, Inc.(13)

     (n) MFS Variable Insurance Trust(13)

     (o) Neuberger Berman Advisers Management Trust(13)

     (p) Oppenheimer (14)

     (q) PIMCO Variable Insurance Trust(13)

     (r) Premier VIT(13)

     (s) Putnam Variable Trust(13)


9) Accounting and Financial Administration Services Agreement dated October 1,

2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and

Lincoln Life & Annuity Company of New York.(4)

10) Not applicable.

11) Opinion and Consent of John L. Reizian, Esquire

12) Not Applicable.

13) Not Applicable.

14) Consent of Ernst & Young LLP, Independent Registered Public Accounting

Firm. (To be filed by amendment)

15) Not applicable.

16) Not applicable.

17) Compliance Procedures

_________________________

(1) Incorporated by reference to Registration Statement on Form N-4 (File No.

33-27783) filed on December 5, 1996.

(2) Incorporated by reference to Registrant's Registration Statement on Form

S-6 (File No. 333-42479) filed on December 17, 1997.

(3) Incorporated by reference to Registration Statement on Form S-6 (File No.

333-42479) filed on April 28, 1998.

(4) Incorporated by reference to Registration Statement on Form N-4 (File No.

333-147673) filed on November 28, 2007.

(5) Incorporated by reference to Post-Effective Amendment No. 24 on Form N-4

(File No. 333-61554) filed on December 18, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6

     (File No. 333-118478) filed on April 5, 2007.

(7) (a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No.

        033-25990) filed on April 22, 1999.

  (b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File

     No. 033-25990) filed on April 13, 2000.

  (c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File

     No. 033-25990) filed on April 13, 2000.

(8) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6

    (File No. 333-82663) filed on April 12, 2001.

(9) Incorporated by reference to Post-Effective Amendment No. 2 to Registration

    Statement on Form S-6 (File No. 333-54338) filed on September 14, 2001.

(10) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6

     (File No. 333-139960) filed on July 31, 2007.

(11) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6

     (File No. 333-118478) filed on April 6, 2006.

(12) Incorporated by reference to Post-Effective Amendment No. 29 to

     Registration Statement on Form N-4 (File No. 333-61554) filed on March 16,

     2009.

(13) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6

     (File No. 333-139960) filed on April 1, 2008.

(14) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6

(File No: 333-139960) Filed on April 1, 2009.

(15) Incorporated by reference to Post-Effective Amendment No. 22 on Fom N-4

(File No.: 333-68842) filed on June 22, 2009.

(16) Incorporated by reference to Post-Effective Amendment No.: 11 on Form N-6

(File No: 333-146507) filed on August 17, 2009.

(17) Incorporated by reference to Post-Effective Amendment No. 23 on Fom N-4

(File No.: 333-68842) filed on October 1, 2009.

                                      B-2


Item 27. Directors and Officers of the Depositor




Name                          Positions and Offices with Depositor

---------------------------   ---------------------------------------------------------------


Dennis R. Glass**             President and Director

Michael J. Burns*****         Senior Vice President

Frederick J. Crawford**       Executive Vice President, Chief Financial Officer and Director

Lawrence A. Samplatsky***     Vice President and Chief Compliance Officer

Mark E. Konen*****            Senior Vice President and Director

See Yeng Quek****             Senior Vice President, Chief Investment Officer and Director

Keith J. Ryan*                Vice President and Director

Dennis L. Schoff**            Senior Vice President and General Counsel

Michael S. Smith*             Senior Vice President and Chief Risk Officer

Rise C. M. Taylor*            Vice President and Treasurer

Charles A. Brawley, III**     Vice President and Secretary



         * Principal business address is 1300 South Clinton Street, Fort Wayne,

   Indiana 46802-3506

     ** Principal business address is 150 North Radnor Chester Road, Radnor, PA

19087

        *** Principal business address is 350 Church Street, Hartford, CT 06103

             **** Principal business address is 2005 Market Street, 39th Floor,

Philadelphia, PA 19103-3682

*****Principal business address is 100 North Greene Street, Greensboro, NC

27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

     Organizational Chart of the Lincoln National Corporation Insurance Company

Holding Company System 17

Item 29. Indemnification

     (a) Brief description of indemnification provisions:

     In general, Article VII of the By-Laws of The Lincoln National Life

     Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life.

     Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors,

     officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No.

    6(b) hereto) for the full text of the indemnification provisions.

     Indemnification is permitted by, and is subject to the requirements of,

     Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities

      Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities

     Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item

     28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore,

     unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

     (a) Lincoln Financial Distributors, Inc. is the principal underwriter for

     Lincoln National Variable Annuity Fund A (Group); Lincoln National

   Variable

     Annuity Fund A (Individual); Lincoln National Variable Annuity Account C;

                                      B-3


     Lincoln Life Flexible Premium Variable Life Account D; Lincoln National

     Flexible

     Premium Variable Life Account F; Lincoln National Flexible Premium

   Variable Life

     Account G; Lincoln Life Flexible Premium Variable Life Account JF-A;

     Lincoln

     Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable

     Annuity

     Account JF-I; Lincoln Life Variable Annuity Account JF-II; Lincoln Life

     Variable

     Annuity Account JL-A; Lincoln Life Flexible Premium Variable Life Account

     K;

     Lincoln National Variable Annuity Account L; Lincoln Life Variable Annuity

     Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible

     Premium Variable Life Account R; Lincoln Life Flexible Premium Variable

     Life

     Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable

     Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y;

     and

     Lincoln National Variable Annuity Account 53.

     (b) Following are the Officers and Directors of Lincoln Financial

Distributors, Inc.:




Name                       Positions and Offices with Underwriter

------------------------   ------------------------------------------------


Wilford H. Fuller*         President, Chief Executive Officer and Director

David M. Kittredge*        Senior Vice President

Randal J. Freitag*         Vice President and Treasurer

Patrick J. Caulfield**     Vice President and Chief Compliance Officer

James Ryan*                Vice President and Director

Keith J. Ryan***           Vice President, Chief Financial Officer

Linda Woodward***          Secretary

Joel Schwartz*             Vice President and Director



   * Principal Business address is 150 North Radnor Chester Road, Philadelphia,

   PA 19103

  ** Principal Business address is 130 North Radnor Chester Road, Philadelphia,

PA 19102

  *** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 31. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to

be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300

S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord,

New Hampshire 03301. The accounting records are maintained by Bank of New

York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh,

Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies,

in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

                                      B-4

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 (File No. 333-139960; 811-08557; CIK: 0001048607) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 15th day of October, 2009.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(a) under the Securities Act of 1933.

Lincoln Life Flexible Premium Variable Life Account M
(Registrant)

By	/s/ Joshua R. Durand
Joshua R. Durand
Assistant Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

By	/s/ Joshua R. Durand
Joshua R. Durand
Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the  Registration Statement on Form N-6 (File No. 333-139960; 811-08557; CIK: 0001048607) has been signed below on October 15, 2009, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature	Title

/s/ Dennis R. Glass *	President and Director
Dennis R. Glass

/s/ Charles C. Cornelio *	Executive Vice President; Chrief Administrative Officer
Charles C. Cornelio

/s/ Frederick J. Crawford *	Executive Vice President; Chief Financial Officer and Director
Frederick J. Crawford

/s/ Mark E. Konen *	Senior Vice President and Director
Mark E. Konen

/s/ See Yeng Quek *	Senior Vice President, Chief Investment Officer and Director
See Yeng Quek

/s/ Keith J. Ryan *	Vice President and Director
Keith J. Ryan

* By	/s/ John L. Reizian
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement